Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.2%
4,279	iShares Core S&P 500 ETF	$1,941,425	3.7
8,089	iShares Core S&P Small-Cap ETF	908,961	1.7
39,724	iShares Core U.S. Aggregate Bond ETF	4,610,367	8.8
17,036	Vanguard Emerging Markets ETF	889,790	1.7
106,431	Vanguard FTSE Developed Markets ETF	5,583,371	10.6
7,782	Vanguard Mid-Cap ETF	1,927,913	3.7

	Total Exchange-Traded Funds
	(Cost $14,812,673)	15,861,827	30.2

MUTUAL FUNDS: 69.8%
	Affiliated Investment Companies: 38.7%
159,154	Voya Global Bond Fund - Class P3	1,523,106	2.9
320,868	Voya High Yield Bond Fund - Class P3	2,599,029	4.9
1,287,477	Voya Intermediate Bond Fund - Class P3	13,428,386	25.6
69,778	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,082,256	2.1
144,316	Voya Multi-Manager International Factors Fund - Class P3	1,689,942	3.2
		20,322,719	38.7

	Unaffiliated Investment Companies: 31.1%
326,856	TIAA-CREF S&P 500 Index Fund - Institutional Class	16,375,503	31.1

	Total Mutual Funds
	(Cost $34,056,745)	36,698,222	69.8

	Total Investments in Securities (Cost $48,869,418)	$52,560,049	100.0
	Assets in Excess of Other Liabilities	21,584	0.0
	Net Assets	$52,581,633	100.0

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,861,827	$–	$–	$15,861,827
Mutual Funds	36,698,222	–	–	36,698,222
Total Investments, at fair value	$52,560,049	$–	$–	$52,560,049

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control, with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$1,388,556	$164,262	$(20,472)	$(9,240)	$1,523,106	$3,703	$732	$-
Voya High Yield Bond Fund - Class P3	2,312,462	304,130	(31,451)	13,888	2,599,029	36,526	3,890	-
Voya Intermediate Bond Fund - Class P3	11,573,092	1,973,045	(246,121)	128,370	13,428,386	99,841	1,270	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	936,810	214,083	(23,906)	(44,731)	1,082,256	-	4,367	-
Voya Multi-Manager International Factors Fund - Class P3	1,000,881	770,743	(87,637)	5,955	1,689,942	-	12,780	-
	$17,211,801	$3,426,263	$(409,587)	$94,242	$20,322,719	$140,070	$23,039	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $48,908,909.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,739,338
Gross Unrealized Depreciation	(88,198)
Net Unrealized Appreciation	$3,651,140